Condensed consolidated statement of changes in equity (Parenthetical) $ in Millions	9 Months Ended
	Sep. 30, 2023 USD ($) item	Sep. 30, 2022 USD ($)
Disclosure of classes of share capital [line items]
Amount of non cash share issue	$ 48.5
Number of vessels acquired | item	3
Restricted Share Units
Disclosure of classes of share capital [line items]
Increase through exercise of Restricted Share Units	$ 6.2	$ 6.6